CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
BALANCE at Dec. 31, 2008	$ 1,251,912	$ 836,721	$ (23,556)	$ 389,649	$ 49,098
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(150,000)			(150,000)
Comprehensive income (loss):
Net income	115,718			113,276	2,442
Foreign currency translation adjustment	43,601		43,601
Pension liability adjustment, net of tax	(278)		(278)
Unrealized gain on retained interests, net of tax	20,141		20,141
Derivative financial instruments:
Losses reclassified to earnings, net of tax	19,526		19,526
Losses deferred, net of tax	(6,032)		(6,032)
Cumulative effect from change in accounting for other-than-temporary impairment on retained interests			(3,786)	3,786
BALANCE at Dec. 31, 2009	1,294,588	836,721	49,616	356,711	51,540
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(295,000)			(295,000)
Comprehensive income (loss):
Net income	162,480			160,619	1,861
Foreign currency translation adjustment	20,260		20,260
Pension liability adjustment, net of tax	486		486
Unrealized gain on retained interests, net of tax	3,407		3,407
Derivative financial instruments:
Losses reclassified to earnings, net of tax	20,711		20,711
Losses deferred, net of tax	(15,848)		(15,848)
Cumulative effect from change in accounting for consolidation of certain variable interest entities	(43,447)		(32,990)	(10,457)
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Comprehensive income (loss):
Net income	156,737			155,637	1,100
Foreign currency translation adjustment	(22,209)		(22,209)
Pension liability adjustment, net of tax	256		256
Unrealized gain on retained interests, net of tax	(2,120)		(2,120)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	8,855		8,855
Losses deferred, net of tax	(12,063)		(12,063)
BALANCE at Sep. 30, 2011	1,277,093	836,721	18,361	367,510	54,501
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Dividends paid to CNH America LLC	(85,000)			(85,000)
Comprehensive income (loss):
Net income	201,534			200,046	1,488
Foreign currency translation adjustment	(12,012)		(12,012)
Pension liability adjustment, net of tax	(388)		(388)
Unrealized gain on retained interests, net of tax	(2,602)		(2,602)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	9,326		9,326
Losses deferred, net of tax	(11,250)		(11,250)
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Comprehensive income (loss):
Net income	169,086			167,860	1,226
Foreign currency translation adjustment	24,692		24,692
Pension liability adjustment, net of tax	283		283
Unrealized gain on retained interests, net of tax	(1,338)		(1,338)
Derivative financial instruments:
Losses reclassified to earnings, net of tax	3,519		3,519
Losses deferred, net of tax	(247)		(247)
BALANCE at Sep. 30, 2012	$ 1,446,707	$ 839,754	$ 55,625	$ 494,779	$ 56,549